BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
a)    Basis of presentation
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards) issued and effective or issued and early adopted as at the time of preparing these statements (February 2026), as issued by the International Accounting Standards Board and in conformity with IFRS Accounting Standards as adopted by the European Union (“EU”). These consolidated financial statements are presented in thousands of United States dollars (“$”), except otherwise indicated.

These Consolidated financial statements fairly present the consolidated financial position of Ternium as of December 31, 2025 and 2024, and the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of changes in equity and the consolidated statement of cash flows for the years ended December 31, 2025, 2024 and 2023.

Elimination of all material intercompany transactions and balances between the Company and its respective subsidiaries has been made in consolidation.

These consolidated financial statements have been prepared under the historical cost convention and certain financial assets and financial liabilities (including derivative instruments) are at fair value through profit or loss.

These consolidated financial statements have been approved for issue by the Board of Directors on February 17, 2026. The Directors have the power to amend and reissue the consolidated financial statements.

Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements.
2.    BASIS OF PRESENTATION (continued)

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2025	2024	2023

Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding, financial services and agency trading activities	100.00%	100.00%	100.00%
Ternium Internacional España S.L. (1)	Spain	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium Solutions S.A. (1)	Uruguay	Other services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (1)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%
Ternium USA Inc. (2)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (3)	Argentina	Manufacturing and selling of flat steel products	62.57%	62.57%	62.57%
Prosid Investments S.A. (4)	Uruguay	Holding	62.58%	62.58%	62.58%
Ternium Mexico S.A. de C.V. (5)	Mexico	Manufacturing and selling of steel products	89.25%	89.25%	89.25%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	89.25%	89.25%	89.25%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	89.25%	89.25%	89.25%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	89.25%	89.25%	89.25%
Galvacer Chile S.A. (6)	Chile	Distributing company	89.25%	89.25%	89.25%
Ternium Gas México S.A. de C.V. (7)	Mexico	Energy services company	89.25%	89.25%	89.25%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (8)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.62%	44.62%	44.62%
Exiros B.V. (8)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (9)	Mexico	Medical and Social Services	66.49%	66.49%	66.49%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. (10)	Guatemala	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (11)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Atlántico S.A.S (11)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (11)	Uruguay	Marketing of steel products and procurement services	100.00%	100.00%	100.00%
Technology & Engineering Services S.A. (11)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Ternium Brasil Ltda. (12)	Brazil	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (13)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Soluciones Integrales de Gestión S.A. (14)	Argentina	Other services	100.00%	100.00%	100.00%
Usinas Siderúrgicas de Minas Gerais S.A. (15)	Brazil	Manufacturing and selling of steel products	23.30%	23.30%	23.30%
Mineração Usiminas S.A. (16)	Brazil	Exploration, exploitation and pelletizing of iron ore	16.31%	16.31%	16.31%
Soluções Em Aço Usiminas S.A. (17)	Brazil	Manufacturing and selling of steel products	16.05%	16.05%	16.05%
Usiminas Mecânica S.A. (18)	Brazil	Engineering and other services	23.30%	23.30%	23.30%
Usiminas International S.À R.L. (19)	Luxembourg	Holding	23.30%	23.30%	23.30%
2.    BASIS OF PRESENTATION (continued)

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2025	2024	2023

Usiminas Participações E Logística S.A. (20)	Brazil	Logistics and distribution of steel-derived products	17.48%	17.48%	17.48%
Metalcentro Ltda. (21)	Brazil	Other services	23.30%	23.30%	23.30%
Vientos de Olavarría S.A. (22)	Argentina	Renewable energy projects.	—	62.57%	62.57%
Ternium del Cauca S.A.S. (23)	Colombia	Manufacturing and selling of steel products	—	100.00%	100.00%
Rios Unidos logistica e transporte de açõ Ltda. (24)	Brazil	Logistics and distribution of steel-derived products	—	—	23.30%

(1) Indirectly through Ternium Investments S.à r.l. Total voting rights held: 100.00%.
(2) Indirectly through Ternium Internacional España S.L. Total voting rights held 100.00%.
(3) Indirectly through Ternium Internacional España S.L. Total voting rights held 62.57%.
(4) Indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%.
(5) Indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L. Total voting rights held 100.00%.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(8) Total voting rights held: 50.00%. The Company recognizes the assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
(9) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(10) Indirectly through Ternium Internacional España S.L. and Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(11) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(12) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(13) Indirectly through Ternium Internacional España S.L. Total voting rights held: 51.00%.
(14) Indirectly through Ternium Investments S.à r.l. and Ternium Internacional España S.L. Total voting rights held 100.00%.
(15) Indirectly through Ternium Investments S.à r.l., Prosid Investments S.A. and Ternium Argentina S.A. Total voting rights held 42.57%.
(16) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. Total voting rights held 29.80%.
(17) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. Total voting rights held 29.32%.
(18) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. Total voting rights held 42.57%.
(19) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. Total voting rights held 42.57%.
(20) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. and Mineração Usiminas S.A. Total voting rights held 36.20%.
(21) Indirectly through Usinas Siderúrgicas de Minas Gerais S.A. and Usiminas Mecânica S.A. Total voting rights held 42.57%.
(22) This company was merged into Ternium Argentina S.A effective as of January 1, 2025.
(23) This company was dissolved as of June 4, 2025.
(24) This company was merged into Usinas Siderúrgicas de Minas Gerais S.A. as of April 25, 2024.

The most material non-controlling interest is related to the investment in Ternium Argentina S.A. (“Ternium Argentina”) and Usinas Siderúrgicas de Minas Gerais S.A. (“Usiminas”), being both listed companies in the Buenos Aires Stock Exchange and in the B3 Brazilian Stock Exchange, respectively.

For more information about Ternium Argentina, see note 30 and information publicly available in the Buenos Aires Stock Exchange webpage.

Under Usiminas’ annual accounts as of December 31, 2025, and for the year then ended, revenues amounted to $4,698 million (2024: $4,803 million), net loss from continuing operations to $(521) million (2024: net profit from continuing operations $1 million), net profit attributable to non-controlling interest to $30 million (2024: $28 million), total assets to $6,485 million (2024: $6,439 million), total liabilities to $2,178 million (2024: $2,130 million), shareholders’ equity to $4,307 million (2024: $4,309 million) and non-controlling interest to $525 million (2024: $452 million). Information publicly available related to Usiminas could be found in the Usiminas Investor Relations webpage.